Segment Information - Reconciliation From Trading Profit Under IFRS And Under US GAAP (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Segment Reporting Information [Line Items]
Trading Profit under IFRS	$ 801	$ 828	$ 1,311	$ 1,366
Industrial Activities [Member]
Segment Reporting Information [Line Items]
Trading Profit under IFRS	655	684	1,035	1,087
Industrial Activities [Member] | Agricultural equipment [Member]
Segment Reporting Information [Line Items]
Trading Profit under IFRS	611	627	1,053	1,073
Industrial Activities [Member] | Construction equipment [Member]
Segment Reporting Information [Line Items]
Trading Profit under IFRS	34	12	35	(16)
Industrial Activities [Member] | Commercial Vehicles [Member]
Segment Reporting Information [Line Items]
Trading Profit under IFRS	(39)	8	(113)	(15)
Industrial Activities [Member] | Powertrain [Member]
Segment Reporting Information [Line Items]
Trading Profit under IFRS	65	53	95	68
Industrial Activities [Member] | Eliminations and Other [Member]
Segment Reporting Information [Line Items]
Trading Profit under IFRS	(16)	(16)	(35)	(23)
Financial services [Member]
Segment Reporting Information [Line Items]
Trading Profit under IFRS	$ 146	$ 144	$ 276	$ 279